Other non-current liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Other non-current liabilities [Abstract]
Accruals	$ 58,011	$ 4,191
Total other non-current liabilities	58,011	$ 4,191
Accrued employee benefit liability	31,000
Deferred gain on real estate	14,000
Contractual IT liability	$ 11,300